Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Commitments through Purchase and Sale Transactions of Investments

	2021		2020
	Purchase	Sale	Purchase	Sale

Real estate	129	6	180	14

Mortgage loans	1,163	67	1,469	122

Private loans	311	-	172	-

Other	1,358	-	1,310	-

Summary of Future Minimum Lease Payments under Non-cancellable Operating Leases
Future lease payments

	< 1 year amounts	1 < 2 years amounts	2 < 3 years amounts	3 < 4 years amounts	4 < 5 years amounts	> 5 years amounts
2021
Operating lease rights	8	8	6	5	5	21

2020
Operating lease rights	8	6	5	4	4	22

Summary of Other Commitments and Contingencies
Other commitments and contingencies

	2021	2020

Guarantees	506	364

Standby letters of credit	12	11

Share of contingent liabilities incurred in relation to interests in joint ventures	7	7

Other guarantees	11	11

Other commitments and contingent liabilities	-	7